Note 04 - Management Report - Corporate Divisions - Corporate & Other (Detail) - Corporate & Other [Member] € in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Corporate and Others [Line Items]
Net revenues		€ 1,406	€ 2,324	€ (1,050)
Provision for credit losses		83	26	(9)
Noninterest expenses [Abstract]
Compensation and benefits		3,593	3,378	3,235
General and administrative expenses		(1,494)	(2,731)	(2,199)
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		0	(1)	(2)
Total noninterest expenses		2,099	646	1,035
Noncontrolling interests		(199)	(166)	(190)
Profit (loss) before income taxes		€ (577)	€ 1,817	€ (1,886)
Employees (C and O net full time equivalent)	[1]	36,269	35,917	32,186
Total employees (full-time equivalent)		1,088	1,254	1,876
Risk weighted assets (RWA)	[1]	€ 34,000	€ 40,000	€ 46,000
Leverage exposure	[1]	€ 38,000	€ 39,000	€ 36,000

[1]	As of year-end